Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (46,098)	$ (35,390)	$ (13,903)
Other comprehensive loss:
Foreign currency translation adjustments, net	(225)	(65)	(20)
Comprehensive loss	$ (46,323)	$ (35,455)	$ (13,923)